Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Dec. 27, 2013
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab International Equity ETFs

Schwab International Small-Cap Equity ETF™

Schwab Emerging Markets Equity ETF™

Supplement dated March 5, 2014 to the

Prospectus dated December 27, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective March 5, 2014, the management fees of Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab International Small-Cap Equity ETF	0.20%	0.19%
Schwab Emerging Markets Equity ETF	0.15%	0.14%

Accordingly, the following changes to the Prospectus are effective March 5, 2014:

1. Schwab International Small-Cap Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.19
Other expenses	None
Total annual fund operating expenses	0.19

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$19	$61	$107	$243

2. Schwab Emerging Markets Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.14
Other expenses	None
Total annual fund operating expenses	0.14

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$14	$45	$79	$179

Schwab International Small-Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab International Equity ETFs

Schwab International Small-Cap Equity ETF™

Supplement dated March 5, 2014 to the

Prospectus dated December 27, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective March 5, 2014, the management fees of Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF have been reduced, as follows:

	Current Management Fee	New Management Fee
Schwab International Small-Cap Equity ETF	0.20%	0.19%

Accordingly, the following changes to the Prospectus are effective March 5, 2014:

1. Schwab International Small-Cap Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.19
Other expenses	None
Total annual fund operating expenses	0.19

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$19	$61	$107	$243

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab International Small-Cap Equity ETF | Schwab International Small-Cap Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.19%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.19%
1 year	rr_ExpenseExampleYear01	$ 19
3 years	rr_ExpenseExampleYear03	61
5 years	rr_ExpenseExampleYear05	107
10 years	rr_ExpenseExampleYear10	243
Schwab Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	sst_SupplementTextBlock

SCHWAB STRATEGIC TRUST

Schwab International Equity ETFs

Schwab Emerging Markets Equity ETF™

Supplement dated March 5, 2014 to the

Prospectus dated December 27, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective March 5, 2014, the management fees of Schwab International Small-Cap Equity ETF and Schwab Emerging Markets Equity ETF have been reduced, as follows:

	Current Management Fee	New Management Fee

Schwab Emerging Markets Equity ETF	0.15%	0.14%

Accordingly, the following changes to the Prospectus are effective March 5, 2014:

2. Schwab Emerging Markets Equity ETF

The “Annual fund operating expenses” and “Expenses on a $10,000 investment” tables under the “Fund fees and expenses” section on page 7 of the Prospectus are deleted and replaced in their entirety with the following:

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.14
Other expenses	None
Total annual fund operating expenses	0.14

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$14	$45	$79	$179

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Schwab Emerging Markets Equity ETF | Schwab Emerging Markets Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.14%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.14%
1 year	rr_ExpenseExampleYear01	14
3 years	rr_ExpenseExampleYear03	45
5 years	rr_ExpenseExampleYear05	79
10 years	rr_ExpenseExampleYear10	$ 179